John Hancock Funds II

Asia Pacific Total Return Bond Fund

Supplement dated January 3, 2014 to the current Class A Shares Prospectus of the fund, as may be supplemented from time to time.

Effective February 3, 2014, Class A sales charges of the fund are being reduced as set forth below.

The following amends and restates the information regarding Class A shares presented under the heading "Fees and expenses — Shareholder fees (fees paid directly from your investment)" in the "Fund summary" section:

Shareholder fees (fees paid directly from your investment)	Class A
Maximum front-end sales charge (load) on purchases, as a % of purchase price	4.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00% (on certain purchases, including those of $1 million or more)
Small account fee (for fund account balances under $1,000)	$20

In addition, the following amends and restates the information presented under the heading "Expense example" in the "Fund summary" section:

Expenses ($)	Class A
1 year	1,881
3 years	4,360
5 years	6,308
10 years	9,538